Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share
Schedule of earnings and number of shares used in basic and diluted loss per share computations

	2025	2024	2023
Profit for the year net of tax attributable to ordinary equity holders of the parent for basic earnings	69,331	25,534	46,115

Weighted average number of ordinary shares for basic earnings per share	18,130,912	18,204,262	19,739,686
Weighted average number of ordinary shares for diluted earnings per share	18,398,320	18,436,965	20,031,225

Earnings per share:
Earnings attributable to ordinary equity holders of the parent, US$ - basic	3.82	1.40	2.34
Earnings attributable to ordinary equity holders of the parent, US$ - diluted	3.77	1.38	2.30

Schedule of reconciliations of weighted average number of ordinary shares.

	2025	2024	2023
Weighted-average number of ordinary shares (basic) at 31 December	18,130,912	18,204,262	19,739,686
Effect of issue of ordinary shares related to Cubic Games Studio Ltd put option	—	—	87,897
Effect of share options to be issued	267,408	232,703	203,642
Weighted-average number of ordinary shares (diluted) at 31 December	18,398,320	18,436,965	20,031,225